INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Total Intangible assets		¥ 88,006	¥ 49,875
Accumulated amortization		(14,530)	(5,142)
Intangible assets, net		73,476	44,733
Amortization expense	$ 1,350	9,398	2,640	¥ 1,874
Expected amortization expense related to intangible assets
2020		9,398
2021		9,023
2022		8,273
2023		8,273
2024		3,353
Thereafter		¥ 35,156
Minimum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	2 years 7 months 6 days	2 years 7 months 6 days
Maximum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	20 years	20 years
Brokerage licenses
INTANGIBLE ASSETS, NET
Total Intangible assets		¥ 54,006	¥ 49,875
Trade Name
INTANGIBLE ASSETS, NET
Total Intangible assets		6,400
Technology
INTANGIBLE ASSETS, NET
Total Intangible assets		¥ 27,600